ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) ¥ in Thousands			1 Months Ended
	Sep. 04, 2015	Aug. 05, 2010 $ / shares shares	Aug. 31, 2017 CNY (¥)	Nov. 20, 2017	Feb. 14, 2017	Apr. 08, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-30
Ambow BSC Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Bay State College Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Ambow Online [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal of Equity Interest In Subsidiary, Ownership Percentage			100.00%
Twenty First Century Training Center [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal of Equity Interest In Subsidiary, Ownership Percentage			100.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | ¥			¥ 1
Jinghan Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage						100.00%
Ambow Jingxue [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage						64.00%
American Depository Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued | shares		355,907
Issue price of American depositary shares (in dollars per share) | $ / shares		$ 300.0